PROFIT (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of basic earnings per ordinary share
	For the year ended December 31,
	2025	2024	2023
Profit (Loss) for the year attributed to holders of
ordinary shares (US Dollars in thousands)	35,516	(5,631)	(15,887)
Weighted average number of ordinary shares issued
(in thousands)	36,980	35,762	33,149
Basic profit (Loss) per ordinary share (in dollars)	0.960	(0.157)	(0.479)

Schedule of diluted earnings per ordinary share
	Thousands of shares
	As of December 31,
	2025	2024	2023
Profit (Loss) for the year attributed to holders of ordinary shares (US Dollars in thousands)	35,516	(5,631)	(15,887)
Weighted average number of ordinary shares issued and used for the calculation of basic earnings per share (US Dollars in thousands)	36,980	35,762	33,149
Adjustment for weighted average number of additional shares from dilutive effect of options and RSUs (in thousands)	675	-	-
Weighted average number of shares for calculation of diluted earnings per share (in thousands)	37,655	35,762	33,149
Diluted profit (Loss) per ordinary share (in dollars)	0.943	(0.157)	(0.479)